RELATED PARTY TRANSACTIONS - Summary of Short-Term Balance Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Short-term balances due to related party	$ 3,970	$ 0
Capesize Chartering Ltd [Member]
Related Party Transaction [Line Items]
Short-term balances due to related party	2,060	0
Frontline Ltd [Member]
Related Party Transaction [Line Items]
Short-term balances due to related party	1,284	0
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Short-term balances due to related party	618	0
Other Related Party [Member]
Related Party Transaction [Line Items]
Short-term balances due to related party	$ 8